Form N-1A Cover	Jul. 16, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Document Effective Date	Jul. 17, 2026
Entity Central Index Key	0001537140
Document Creation Date	Jul. 16, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 16, 2026
Prospectus Date	Jul. 17, 2026